SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Notes to Financial Statements
NOTE 9 - SUBSEQUENT EVENTS	The Company has evaluated all events occurring subsequently to these financial statements through January 17, 2019 and determined there are none to disclose.

The Company has secured a lease through the Timothy Orr the President in Carson City, Nevada on October 12, 2018. The amount of rent that will be paid is $3,000 a month. The lease is a short term lease until January 15, 2019 after which it will become a month to month lease if both parties agree.

The Company has evaluated all other events occurring subsequently to these financial statements through December 14, 2018 and determined there are none to disclose.